Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous current assets [abstract]
Non-trade accounts receivable	$ 2,712	$ 1,918
Interest and notes receivable	895	1,125
Current portion of valuation of derivative financial instruments	8	1,056
Loans to employees and others	243	233
Refundable taxes	2,291	638
Other accounts receivable	$ 6,149	$ 4,970